Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	1.37%	1.00%
Bottom of range [member] | United States of America, Dollars
Disclosure of detailed information about investment property [line items]
Interest rate on long term time deposit	3.20%
Top of range [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	3.75%	3.75%
Top of range [member] | United States of America, Dollars
Disclosure of detailed information about investment property [line items]
Interest rate on long term time deposit	3.75%